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PAGE 1
1997 ANNUAL REPORT

IDS Equity Value Fund
(prospectus enclosed)

(Icon of) Three growing flowers

The goal of IDS Equity Value Fund, a part of IDS Strategy Fund,
Inc., is growth of capital and income. The Fund invests primarily in equity securities that provide income, offer the opportunity for long-term capital growth, or both.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc., Member
SIPC.

(Icon of) Three growing flowers

Stocks for the bargain-hunter

Just like almost everything else, prices of companies that are believed to be sound sometimes are reduced. That is, for any of a variety of reasons, they fall out of favor with investors and their stock prices decline. These so-called "value" stocks represent a classic opportunity to buy low in the market, which is what Equity Value Fund seeks to do. Should investors rediscover the potential of such companies, the stocks may well recover and benefit shareholders accordingly.
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PAGE 3
Contents

The purpose of this annual report is to tell investors how the Fund performed.

(Icon of) One open book inside of another.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1997 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of your Fund                        7
Long-term performance                               8
Independent auditors' report                        9
Financial statements                                10
Notes to financial statements                       13
Investments in securities                           29
IDS mutual funds                                    33
Federal income tax information                      37

1997 prospectus

The Fund in brief                                  3p
Goal                                               3p
Investment policies and risks                      3p
Manager and distributor                            3p
Portfolio manager                                  3p
Alternative purchase arrangements                  3p

Sales charge and Fund expenses                     4p

Performance                                        6p
Financial highlights                               6p
Total returns                                      8p

Investment policies and risks                      11p
Facts about investments and their risks            12p
Alternative investment option                      18p
Valuing Fund shares                                18p

How to purchase, exchange or redeem shares         19p
Alternative purchase arrangements                  19p
How to purchase shares                             22p
How to exchange shares                             25p
How to redeem shares                               26p
Reductions and waivers of the sales charge         31p

Special shareholder services                       35p
Services                                           35p
Quick telephone reference                          35p
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PAGE 4
Distributions and taxes                            36p
Dividend and capital gain distributions            36p
Reinvestments                                      37p
Taxes                                              38p
How to determine the correct TIN                   40p

How the Fund is organized                          41p
Shares                                             41p
Voting rights                                      41p
Shareholder meetings                               41p
Board members and officers                         42p
Investment manager                                 44p
Administrator and transfer agent                   44p
Distributor                                        45p

About American Express Financial Corporation       46p
General information                                46p

Appendix                                           47p
Descriptions of derivative instruments             47p

(This annual report is not part of the prospectus.)
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PAGE 5
To our shareholders

(Photo of) William R. Pearce, President of the Fund

(Photo of) Thomas W. Medcalf, Portfolio manager

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bullmarkets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager

The past fiscal year was a favorable period for the Fund, as it recorded a healthy advance while proving to be less volatile than the stock market as a whole. The result was a 18.5% total return for investors in Class A shares during the 12 months from April 1996 through March 1997. (This figure includes a substantial capital gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

The broad stock market bobbed up and down for the first several months of the period, as investors tried to sort out various economic data and come up with a consensus on the outlook for corporate earnings and interest rates. It wasn't until last September that a generally positive view prevailed. From that point, the market wasted no time mounting a powerful rally that eventually put it at an all-time high by mid-February. The period ended on a sour note, however, as a rise in long-term interest rates caused the market to stumble sharply during the final weeks.


(This annual report is not part of the prospectus.)
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PAGE 6
Value less volatile

For the Fund, it was a less dramatic 12 months. Value stocks, true to their nature, neither soared as high nor slumped as low as did the broad market. This was evident during the market's decline late in the period, as the Fund's investments held up much better than stocks as a whole. This is often the case with value stocks, as their above-average dividends and below-average valuations tend to provide a measure of price support during market sell-offs.

The most productive period for the Fund was last fall, when it rallied smartly along with the market. Stocks of banks and insurance companies, a longtime staple of the Fund, led the way during that time, as they did for the Fund throughout most of the fiscal year. Consumer stocks, which include the pharmaceutical and food/beverage sectors, constituted another area of substantial investment exposure and generally provided positive results.

Conservative measures

Looking at changes to the Fund's portfolio, as the market climbed higher, I gradually made it more defensive to provide something of a cushion in the event of a downturn. This strategy centered on adding more electric and telephone utility stocks, as well as stocks of real estate investment trusts, all of which offer well-above-average dividends and, generally, less price volatility.

As for the current fiscal year, I think a conservative investment approach remains appropriate. While economic growth and inflation are still favorable as I prepare this report in mid-April, the Federal Reserve has recently raised short-term interest rates and may well do so again. If so, I expect that will keep the market off balance until, at some point, reports of healthy corporate earnings and unthreatening inflation can provide a counterweight. In the meantime, if the market encounters choppy conditions, the Fund's value orientation should continue to serve it relatively well.

Thomas W. Medcalf

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)

March 31, 1997           $11.62

March 31, 1996           $11.06

Increase                 $ 0.56

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PAGE 7
Distributions
April 1, 1996 - March 31, 1997

From income              $ 0.59

From capital gains       $ 0.84

Total distributions      $ 1.43

Total return*             +18.5%**

Class B
 12-month performance
(All figures per share)

Net asset value (NAV)

March 31, 1997           $11.63

March 31, 1996           $11.07

Increase                 $ 0.56

Distributions
April 1, 1996 - March 31, 1997

From income              $ 0.50

From capital gains       $ 0.84

Total distributions      $ 1.34

Total return*             +17.6%**

Class Y
 12-month performance
(All figures per share)

Net asset value (NAV)

March 31, 1997           $11.64

March 31, 1996           $11.07

Increase                 $ 0.57

Distributions
April 1, 1996 - March 31, 1997

From income              $ 0.61

From capital gains       $ 0.84

Total distributions      $ 1.45

Total return*             +18.7%**

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PAGE 8
 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

PAGE 9
 The Fund's ten largest holdings

                         Percent             Value
          (of Fund's net assets)  (as of March 31, 1997)

    Gannett                  1.66%     $32,203,125

    Royal Dutch Petroleum    1.58       30,625,000

    Dow Chemical             1.55       30,000,000

    Mobil                    1.52       29,390,625

    SBC Communications       1.50       28,943,750

    AT&T                     1.48       28,668,750

    Penney (JC)              1.48       28,575,000

    Baxter Intl              1.45       28,031,250

    SmithKline Beecham ADR   1.45       28,000,000

    Chevron                  1.44       27,850,000

The ten holdings listed here make up 15.11% of the Fund's net assets

(This annual report is not part of the prospectus.)

PAGE 10
Making the most of the Fund

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging - a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
Mar          100          17            5.88 XXXXXx
Apr          100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not part of the prospectus.)

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PAGE 11

The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Equity Value Fund

                                                          $33,649
                                                       IDS Equity
                                                       Value Fund
                                                          Class B

                                                    S&P 500
                                                Stock Index

$30,000



$20,000
                                   Lipper Growth
                                  & Income Index

$10,000


'87   '88   '89   '90   '91   '92   '93   '94   '95   '96   '97

Average annual total return
(as of March 31, 1997)
                      1 year   Since Inception*  5 years   10 years
Class A               +12.53%     +19.63%          --%        --%
Class B               +13.55%         --%      +14.06%    +12.83%
Class Y               +18.67%     +22.57%          --%        --%

*Inception date was March 20, 1995

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Growth and Income Fund Index. Sales charges are not reflected in the performance of the indexes.

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PAGE 12
Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Assumes: Holding period from 4/1/87 to 3/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $18,652. Also see "Performance" in the Fund's current prospectus.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Growth & Income Fund Index, published by Lipper Analytical
Services, Inc. includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #29 to Registration Statement No. 2-89288 filed on or about May 29,
1997 are incorporated herein by reference.

PAGE 13
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

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PAGE 14
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

PAGE 15
IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope
PAGE 16
IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

(This annual report is not part of the prospectus.)

PAGE 17
IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

PAGE 18
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)
PAGE 19
Federal income tax information

IDS Equity Value Fund

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax adviser on how to report distributions for state and local purposes.

    IDS Equity Value Fund
    Fiscal year ended March 31, 1997

    Class A
    Income distributions
    taxable as dividend income, 45.75% qualifying for deduction by corporations.

    Payable date                         Per share
    June 28, 1996                         $0.08983
    Sept. 27, 1996                         0.08673
    Dec. 27, 1996                          0.34400
    March 27, 1997                         0.06790
    Total                                 $0.58846

    Capital gain distribution
    taxable as long-term capital gain.

    Payable date                         Per share
    Dec. 27, 1996                         $0.84407
    Total distributions                   $1.43253

The distribution of $1.18807 per share, payable Dec. 27, 1996, consisted of $0.06461 derived from net investment income, $0.27939 from net short-term capital gains (a total of $0.34400 taxable as dividend income) and $0.84407 from net long-term capital gains.

(This annual report is not part of the prospectus.)
PAGE 20
Federal income tax information

IDS Equity Value Fund

    Class B
    Income distributions
    taxable as dividend income, 45.75% qualifying for deduction by corporations.

    Payable date                         Per share
    June 28, 1996                         $0.06867
    Sept. 27, 1996                         0.06563
    Dec. 27, 1996                          0.32116
    March 27, 1997                         0.04562
    Total                                 $0.50108

    Capital gain distribution
    taxable as long-term capital gain.

    Payable date                         Per share
    Dec. 27, 1996                         $0.84407
    Total distributions                   $1.34515

The distribution of $1.16523 per share, payable Dec. 27, 1996, consisted of $0.04177 derived from net investment income, $0.27939 from net short-term capital gains (a total of $0.32116 taxable as dividend income) and $0.84407 from net long-term capital gains.

(This annual report is not part of the prospectus.)
PAGE 21

    Class Y

    Income distributions
    taxable as dividend income, 45.75% qualifying for deduction by corporations.

    Payable date                         Per share
    June 28, 1996                         $0.09478
    Sept. 27, 1996                         0.09157
    Dec. 27, 1996                          0.34917
    March 27, 1997                         0.07278
    Total distributions                   $0.60830

    Capital gain distribution
    taxable as long-term capital gain.

    Payable date                         Per share

    Dec. 27, 1996                         $0.84407
    Total distributions                   $1.45237

The distribution of $1.19324 per share, payable Dec. 27, 1996, consisted of $0.06978 derived from net investment income, $0.27939 from net short-term capital gains (a total of $0.34917 taxable as dividend income) and $0.84407 from net long-term capital gains.


(This annual report is not part of the prospectus.)
PAGE 22
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

TTY Service
For the hearing impaired
800-846-4852

American Express Financial Advisors Easy Access Line
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

800-862-7919

AMERICAN
EXPRESS
Financial
Advisors

IDS Equity Value Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 23
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.